SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2011
SEGMENT INFORMATION
SEGMENT INFORMATION

20. SEGMENT INFORMATION

The Company has two reportable segments from which it derives its revenues: Wet Operations and Dry Operations. The reportable segments reflect the internal organization of the Company and are strategic businesses that offer different products and services. The Wet Operations typically consists of tankers transporting several different refined petroleum products simultaneously in segregated, coated cargo tanks, while the Dry Operations consist of transportation and handling of bulk cargoes through ownership, operation, and trading of vessels.

The Company measures segment performance based on loss from continuing operations. Inter-segment sales and transfers are not significant and have been eliminated and are not included in the following tables. Summarized financial information concerning each of the Company's reportable segments is as follows:

	Wet		Dry		Total

	Year Ended December 31,	Year Ended December 31,	Year Ended December 31,	Year Ended December 31,	Year Ended December 31,	Year Ended December 31,
	2011	2010	2011	2010	2011	2010
		(Restated)		(Restated)		(Restated)
Operating revenue	$9,336	$18,905	$59,580	$39,616	$68,916	$58,521

Commissions	(126)	(408)	(946)	(774)	(1,072)	(1,182)
Voyage expenses	(1,258)	(4,660)	(896)	(1,080)	(2,154)	(5,740)
Vessel operating expenses	(4,291)	(10,657)	(19,251)	(13,829)	(23,542)	(24,486)
General and administrative expenses	(2,635)	(4,902)	(14,844)	(6,172)	(17,479)	(11,074)
Management fees	-	(675)	-	(132)	-	(807)
Other income / (expense), net	14	2	83	(5)	97	(3)
Operating income / (loss) before depreciation and amortization and impairment losses	1,040	(2,395)	23,726	17,624	24,766	15,229

Depreciation and amortization expense	(4,306)	(9,144)	(27,389)	(13,041)	(31,695)	(22,185)
Impairment losses	(60,368)	(39,515)	(143,315)	-	(203,683)	(39,515)
Segment operating (loss) / income	(63,634)	(51,054)	(146,978)	4,583	(210,612)	(46,471)

Transaction costs	-	(874)	-	(466)	-	(1,340)
Restructuring costs	(247)	-	(1,337)	-	(1,584)	-
Straight line revenue	-	-	(279)	(595)	(279)	(595)
Compensation costs	(279)	(1,251)	(1,303)	(1,429)	(1,582)	(2,680)
Provision for doubtful receivables	36	(204)	68	(157)	104	(361)
Gain / (loss) on sale from vessels, net	-	1,168	(208)	(423)	(208)	745
Interest and finance expense, net	(7,275)	(10,149)	(36,986)	(18,574)	(44,261)	(28,723)
Interest income	13	309	194	238	207	547
Change in fair value of derivatives	-	1,122	-	470	-	1,592
Loss from continuing operations	$(71,386)	$(60,933)	$(186,829)	$(16,353)	$(258,215)	$(77,286)

Total assets	$108,683	$262,967	$288,069	$498,766	$396,752	$761,733
Goodwill	$-	$53,966	$-	$27,624	$-	$81,590
Long lived assets	$103,279	$171,948	$259,377	$315,721	$362,656	$487,669

	Wet		Dry		Total
	Successor	Predecessor	Successor	Predecessor	Successor	Predecessor

	October 14, to December 31,	January 1, to October 13,	October 14, to December 31,	January 1, to October 13,	October 14, to December 31,	January 1, to October 13,
	2009	2009	2009	2009	2009	2009
	(Restated)		(Restated)		(Restated)
Operating revenue	$3,261	$14,509	$4,170	$-	$7,431	$14,509

Commissions	(108)	(442)	(102)	-	(210)	(442)
Voyage expenses	(2,238)	(6,088)	-	-	(2,238)	(6,088)
Vessel operating expenses	(3,605)	(15,321)	(964)	-	(4,569)	(15,321)
General and administrative expenses	(1,614)	(4,362)	(598)	-	(2,212)	(4,362)
Management fees	(132)	(584)	(81)	-	(213)	(584)
Other income, net	-	31	-	-	-	31
Operating income / (loss) before depreciation and amortization and impairment losses	(4,436)	(12,257)	2,425	-	(2,011)	(12,257)

Depreciation and amortization expense	(644)	(6,331)	(877)	-	(1,521)	(6,331)
Impairment losses	-	(40,859)	-	-	-	(40,859)
Segment operating (loss) / income	(5,080)	(59,447)	1,548	-	(3,532)	(59,447)

Transaction costs	(6,383)	(3,442)	(2,553)	-	(8,936)	(3,442)
Straight line revenue	-	-	(158)	-	(158)	-
Compensation costs	(559)	(371)	(224)	-	(783)	(371)
Provision for doubtful receivables	-	(217)	-	-	-	(217)
Interest and finance expense, net	(15,072)	(6,624)	(5,625)	-	(20,697)	(6,624)
Interest income	177	9	59	-	236	9
Change in fair value of derivatives	1,537	3,012	1,017	-	2,554	3,012
Loss from continuing operations	$(25,380)	$(67,080)	$(5,936)	$-	$(31,316)	$(67,080)

Total assets	$388,832	$-	$96,537	$-	$485,369	$-
Goodwill	$65,768	$-	$20,268	$-	$86,036	$-
Long lived assets	$179,516	$-	$73,599	$-	$253,115	$-

Segment Operating Revenue by Charterers

The Company reports financial information and evaluates its revenues by total charter revenues. Although revenue can be identified for different types of charters, management does not identify expenses, profitability or other financial information for different charters.

During the year ended December 31, 2011, the Company derived 48% of its revenue from continuing operations from three charterers (each of which comprised 22%, 16% and 10% of revenues, respectively). During the year ended December 31, 2010, the Company derived 64% of its revenue from continuing operations from three charterers (each of which comprised 33%, 18% and 13% of revenues, respectively). During the period January 1 to October 13, 2009, the Company derived 67% of its revenue from continuing operations from three charterers (each of which comprised 37%, 21%, and 9% of revenues, respectively). During the period October 14 to December 31, 2009, the Company derived 79% of its revenue from continuing operations from three charterers (each of which comprised 42%, 23%, and 14% of revenues, respectively).